Impairment of Non-current Assets - Summary of Impairment of Non-current Assets Excluding Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about impairment of non-current assets excluding goodwill [line items]
Total impairment of non-current assets	$ 515	$ 2,507	$ 482
New South Wales Energy Coal [Member]
Disclosure of detailed information about impairment of non-current assets excluding goodwill [line items]
Negative recoverable amount of asset or cash generating unit		300
Total impairment of non-current assets		$ 1,057
Discount rate applied		6.50%
Cerrejon [Member]
Disclosure of detailed information about impairment of non-current assets excluding goodwill [line items]
Recoverable amount of asset or cash-generating unit		$ 284
Total impairment of non-current assets		466
Potash [Member]
Disclosure of detailed information about impairment of non-current assets excluding goodwill [line items]
Recoverable amount of asset or cash-generating unit		3,300
Total impairment of non-current assets		$ 1,314
Cerro Colorado [Member]
Disclosure of detailed information about impairment of non-current assets excluding goodwill [line items]
Total impairment of non-current assets	$ 455